MATERIAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Basis of Measurement	Basis of Measurement The Consolidated Financial Statements have been prepared on a historical cost basis with some exceptions, as detailed in the accounting policies set out below.
Basis of Consolidation	Basis of Consolidation
These Consolidated Financial Statements include the results of the Company and its subsidiaries together with its interests in joint arrangements.
i) Subsidiaries
Subsidiaries are entities, including unincorporated entities such as partnerships, controlled by Pembina. The financial results of subsidiaries are included in the Consolidated Financial Statements from the date that control commences until the date when control ceases. Balances and transactions, including any revenue and expenses, with or between subsidiaries have been eliminated in preparing the Consolidated Financial Statements.
When there is a loss of control of a subsidiary, the Company derecognizes the assets and liabilities of the subsidiary and other components of equity. However, there is an accounting policy choice to recognize the entirety of any resulting gain or loss in earnings on loss of control or to recognize the gain or loss only to the extent of the unrelated investor's interest in the joint venture. Pembina has elected to recognize the full gain in its entirety. As a result, any interest retained in the former subsidiary is measured at fair value when control is lost.
Pembina's previous non-controlling interest, which related to the Company's Jordan Cove project, was initially recognized at fair value on the acquisition date. The non-controlling interest was derecognized in 2023 when the related equity interest had expired. The derecognition resulted in a re-classification from non-controlling interest to equity attributable to shareholders.
For the Acquisition (as defined in Note 5), Pembina elected to measure its initial carrying value of the non-controlling interests equal to the proportionate value of the net assets that the non-controlling interests relate to. Non-controlling interests are recognized as a component of equity and are subsequently increased by the proportionate amount of net income or contributions attributable to the non-controlling interest, and decreased by any distributions paid.
After initial recognition, if a non-controlling interest is acquired, the non-controlling interest is derecognized. Differences between the carrying amount of the non-controlling interest and the consideration paid are recognized directly in retained earnings, and are not recognized in earnings. Refer to Note 5 for information on Pembina's acquisition of the remaining 14.6 percent interest in Aux Sable's U.S. operations
ii) Joint Arrangements
Joint arrangements represent arrangements where Pembina has joint control established by a contractual agreement. Joint arrangements give rise to either joint operations or joint ventures. The determination of joint control requires significant judgment about each party's substantive rights, exposure to variability of returns, and the power necessary for the party to affect its respective returns. Joint control exists when decisions about the relevant activities require the unanimous consent of the parties that control the arrangement collectively. Ownership percentage alone may not be a determinant of joint control.
Joint Operations
Pembina recognizes its direct right to the assets, liabilities, revenues and expenses of joint operations and its share of any jointly held or incurred assets, liabilities, revenues and expenses from the date that joint control commences until the date that joint control ceases.
Joint Ventures and the Equity Method
Joint ventures are accounted for using the equity method of accounting. The acquisition of interests in a joint venture that is a business are measured and recorded using the acquisition method. Other acquisitions of interests in a joint venture are measured and recorded at cost. Joint ventures are adjusted thereafter for any change in the Company's share of the investees' net assets.
Pembina's Consolidated Financial Statements include its share of the equity accounted investees' profit or loss and comprehensive income until the date that joint control ceases. When Pembina's share of losses exceeds its interest in an equity accounted investee, the carrying amount of that interest, including any long-term investments, is reduced to nil, and the recognition of further losses is discontinued except to the extent that Pembina has an obligation or has made payments on behalf of the investee. Distributions from and contributions to investments in equity accounted investees are recognized when received or paid.
Unrealized gains arising from transactions with joint ventures are eliminated against the investment to the extent of Pembina's interest in the investee. However, unrealized gains that arise in a circumstance where the Company has contributed a business to a joint venture are fully recognized. Losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.
Business Combinations Achieved in Stages
When Pembina acquires control of investees that it previously had joint control or significant influence of, the previously recognized equity investment is remeasured to fair value and recorded as an in-substance disposition, with a corresponding gain or loss recognized for the difference between the fair value and the carrying value on the acquisition date. An allocation of goodwill is included in the carrying value of the net assets disposed, however, the derecognition of deferred tax liabilities previously recognized by Pembina on its investment in the investees is excluded from the measurement of the gain or loss and presented separately.
When measuring the acquired assets, assumed liabilities, non-controlling interests, and goodwill acquired in a business combination achieved in stages, the fair value of Pembina's ownership in the investees as well as the fair value of the other previous relationships with the investees are included as part of the consideration paid in exchange for the business.
iii) Foreign Currency
For each subsidiary and joint venture, Pembina determines the entity's respective functional currency. The assets and liabilities of these entities, whose functional currencies are other than Canadian dollars, are translated into Canadian dollars at the foreign exchange rate as at the reporting date, while revenues and expenses are translated using average monthly foreign exchange rates. Foreign exchange differences arising on translation of these entities are included in exchange gain (loss) on translation of foreign operations in other comprehensive income. Judgments are required concerning the entity's economic environment in which it operates and the nature of the cash flows that materialize, with consideration given to the currency that influences sales prices, financing activities, the country whose competitive forces and regulatory environment has the most influence, and the currency that most significantly impacts operating costs and economics.

Use of Estimates and Judgments	Use of Estimates and Judgments
The preparation of the Consolidated Financial Statements in conformity with IFRS requires management to make judgments, estimates, and assumptions that are based on facts and circumstances as at the date of the Consolidated Financial Statements, which could affect the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.
Judgments, estimates, and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. Information about estimates and judgments made in applying accounting policies that have the most significant effects on the amounts recognized in the financial statements is included in the following notes:
Judgments
•Note 2(b)(ii): Assessment of joint control for joint arrangements;
•Note 3(f)(ii): The determination of cash generating units ("CGUs") in the assessment of non-financial asset impairments; and
•Note 3(j): Identification of performance obligations in revenue arrangements.
Estimates
•Note 5: Fair value of previously held interest in the Alliance/Aux Sable Acquisition;
•Note 3(f)(ii): Recoverability of non-financial assets; and
•Note 24: Fair value of Level 3 derivative instruments.
Inventories	Inventories
Inventories are measured at the lower of cost and net realizable value and consist primarily of crude oil, natural gas liquids ("NGL") and spare parts that are expected to be used within one year of the financial reporting date. The cost of inventories is determined using the weighted average costing method and includes direct purchase costs and when applicable, costs of production, extraction, fractionation, and transportation. All changes in the measurement of inventories are reflected in earnings.

Financial Instruments	Financial Instruments
Financial assets and liabilities are offset and the net amount presented in the Consolidated Statement of Financial Position when, and only when, Pembina has a legal right to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.
i) Non-Derivative Financial Assets
Pembina initially recognizes trade receivables, loan receivables and cash deposits on the date that they are originated. All other financial assets are recognized on the trade date at which Pembina becomes a party to the contractual provisions of the instrument.
Pembina derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows and the related risks and rewards of ownership in a transaction with a third party. Any remaining interest of a transferred financial asset is recognized as a separate asset or liability. On derecognition, the difference between the carrying amount and the consideration received is recognized in earnings.
Pembina classifies non-derivative financial assets into the following categories:
Financial Assets at Amortized Cost
A financial asset is classified in this category if the asset is held for the intention of collecting contractual cash flows on specified dates that are solely payments of principal and interest. At initial recognition, financial assets at amortized cost are recognized at fair value plus directly attributable transaction costs. After initial recognition, these financial assets are recorded at amortized cost using the effective interest method less any expected credit losses and impairment loss allowances. Pembina's non-derivative financial assets measured at amortized cost include cash and cash equivalents, trade receivables and other, and other assets.
Financial Assets at Fair Value Through Other Comprehensive Income
A financial asset is classified in this category if the asset is held for the intention of both collecting contractual cash flows and selling financial assets.
ii) Non-Derivative Financial Liabilities
Pembina's non-derivative financial liabilities are comprised of trade payables and other, loans and borrowings, and other liabilities.
Pembina initially recognizes non-derivative financial liabilities at fair value less any directly attributable transaction costs, on the trade date at which Pembina becomes a party to the contractual provisions of the instrument. After initial recognition these financial liabilities are measured at amortized cost using the effective interest method.
Pembina derecognizes a financial liability when its contractual obligations are discharged, cancelled or expire. On derecognition, the difference between the carrying value of the liability and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognized in earnings.
Pembina records a modification or exchange of an existing liability as a derecognition of the original financial liability if the terms are substantially different, assessing both qualitative and quantitative factors. In doing so, the original instrument is derecognized with any extinguishment gain or loss recognized in net finance expense, and the modified or exchanged instrument is accounted for as a new instrument.
If the expected cashflows of an existing non-derivative liability are modified but the modification is not treated as a derecognition, Pembina adjusts the gross carrying amount of the liability to the present value of the estimated contractual cash flows using the instrument's original effective interest rate, with the difference recorded in earnings. However, if contractual cashflows include variable market interest payments, such as Pembina's revolving credit facilities, the effective interest rate on the instrument is revised at the same time as the revision to the estimated cashflows resulting in no change to the carrying value of the financial liability.
iii) Common Share Capital
Common shares and share options arising from share-based payment transactions are classified as equity. When the company repurchases its own common shares, share capital is reduced by the average carrying value of the shares repurchased. The excess of the purchase price over the average carrying value is recognized as an increase in deficit. Shares are cancelled upon repurchase.
iv) Preferred Share Capital
Preferred shares are classified as equity because they bear discretionary dividends and do not contain any obligations to deliver cash or other financial assets. Pembina’s preferred shares include a redemption option that allow Pembina to call the instrument. If Pembina provides a redemption notice to the preferred shareholders, the instrument is reclassified from equity to be a financial liability until the redemption amount is paid and the shares are cancelled.
v) Derivative and Hedge Accounting
Contracts that meet the definition of a derivative instrument are recorded at fair value through earnings. This includes contracts for the physical delivery of commodities under a purchases and or sale contract where the contract or underlying commodity being delivered is net cash settleable, unless the Company has (a) elected to apply the "own use" (or "normal purchase normal sale") scope exemption, or (b) the derivative instrument has formally been designated as a hedging instrument.
To assess whether the own-use scope exemption is appropriate, Pembina uses judgment to evaluate whether (a) the transaction is reasonable in relation to the business needs; and (b) the business has the intent to deliver or take delivery of the underlying item or commodity. Application of the own use scope exemption is reviewed each reporting period to assess whether the qualifying factors continue to be met.
Derivative instruments that arise from financial contracts do not qualify for the own use scope exemption as such transactions do not result in physical settlement or delivery of the underlying item or commodity. Rather, these arrangements form part of Pembina's risk management strategy, whereby derivative instruments are used to assist in managing exposure to commodity prices, interest rates, and foreign exchange rates.
All unrealized and realized gains and losses from physical derivative instruments and commodity-related financial derivative instruments (purchases, sales, and related foreign exchange instruments) are recorded on a net basis in revenue as Revenue from risk management and physical derivative contracts. All unrealized and realized gains and losses from non-commodity related financial instruments (interest rate and foreign exchange instruments) are included in Net finance costs.
Embedded derivatives in other financial instruments or contracts (host instruments) are recorded separately if the following criteria are met: (a) The economic characteristics and risks are not closely related to the host; (b) a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and, (c) the host instrument is not measured at fair value through profit or loss. The embedded derivative can be formally designated as a hedging instrument or recorded at fair value, with changes in fair value recorded in earnings.
Derivative instruments executed for risk management purposes may be designated as hedging instruments. At the inception and formal designation of the hedge relationship, Pembina documents the following: The relationship between the hedging instrument and hedged item; the related risk management strategy and objectives; the nature of the risk being hedged; and, how the Company will assess whether the hedging relationship meets the hedge effectiveness requirements on an ongoing basis. Hedge accounting is discontinued prospectively when the hedging relationship no longer qualifies for hedge accounting, or the hedging instrument is sold or terminated.
All derivative instruments that have been formally designated as hedging instruments are accounted for and classified as either: (a) cash flow hedges; or (b) net investment hedges. For both classifications, the effective portion of gains or losses is recognized and accumulated in 'other comprehensive income' ("OCI"), while any ineffective portion is recognized immediately in earnings. For Pembina's current cash flow hedges, the amount accumulated in OCI is reclassified into earnings when the hedged forecasted transaction occurs. For net investment hedges, the amount accumulated in OCI is reclassified to earnings on disposal of the foreign operation.
Property, Plant and Equipment	Property, Plant and Equipment
Items of property, plant and equipment are measured initially at cost, or at fair value if acquired as part of a business combination or has been transferred from a customer. Such a fair value is determined using either (a) comparable and observable market values when available, (b) an income approach, or (c) the depreciated replacement cost valuation method.
Depreciation is measured on a straight line or declining balance basis over the useful life of the asset, commencing when an asset is placed into service, and is included in cost of sales and general and administrative expense. Estimated useful lives are based on management's assumptions, such as, an asset's economic life and physical life, which can include the relevant commodity reserves in a particular production area that the asset serves. Assets are also assessed to determine whether they may have significant components with different useful lives. Estimated useful lives and depreciation methods are reviewed annually and are subject to revision based on new or additional information. Pembina has assessed the residual values of depreciable assets to be insignificant.

Intangible Assets and Goodwill	Intangible Assets and Goodwill
Intangible assets that are acquired individually are initially measured at cost or measured at fair value if acquired as part of a business combination. Intangible assets other than goodwill are amortized straight-line over their estimated remaining useful life, based on their remaining carrying value. Amortization expense is included in cost of sales and general and administrative expense. Finite intangible assets include purchase and sales contracts and other, customer relationships and certain software costs.
Amortization methods, useful lives and residual values are reviewed annually and adjusted if appropriate. Goodwill is not amortized.

Leases	Leases
A specific asset is the subject of a lease if a contract conveys the right to control the use of that identified asset for a period of time in exchange for consideration. This determination is made at inception of a contract, on the acquisition date if acquired as part of a business combination, or when the terms and conditions of the contract are amended.
At inception or on reassessment of a contract that contains a lease component, Pembina allocates contract consideration to the lease and non-lease components based on the components' relative stand-alone prices. The consideration allocated to the lease components is recognized in accordance with the policies for lessee and lessor leases, as described below. The consideration allocated to non-lease components is recognized in accordance with the nature of the non-lease component.
i) Lessee
The lease liability is initially measured at the present value of the lease payments, discounted using the rate Pembina would be required to pay to borrow over a similar term with a similar security to obtain an asset of a similar value to the right-of-use asset, or using the interest rate implicit in the lease if readily determinable. Lease payments used in the calculation of the lease liability exclude variable payments unless those payments are in-substance fixed. Lease payments in an optional renewal period are included in the lease liability if Pembina is reasonably certain to exercise such an option. Management applies its best estimate with respect to the likelihood of exercising renewal, extension and termination options in determining the lease term. The lease liability is subsequently increased by interest expense and decreased by lease payments made.
The lease liability is remeasured when there is a change in future lease payments arising from a previously-variable payment becoming in-substance fixed, or a change in the assessment of whether a purchase option, extension option or termination option is reasonably certain to be exercised. A corresponding adjustment is made to the right-of-use asset when a liability is remeasured, or the adjustment is recorded in earnings if the right-of-use asset has been reduced to zero. Right-of-use assets are initially recognized at an amount equal to the lease liability, then subsequently depreciated over the lease term on a straight-line basis and adjusted for any lease liability remeasurements. The right-of-use assets are included in the respective CGUs for the purposes of impairment testing.
Pembina has elected to apply the recognition exemptions for short-term and low value leases. Pembina recognizes lease payments associated with these leases as an expense on a straight-line basis over the lease term.
ii) Lessor
Lessor leases are classified as either operating leases or finance leases according to the substance of the contract at contract inception. Leases transferring substantially all of the risks incidental to asset ownership are classified as finance leases, while all other leases are classified as operating leases. Subleases are classified as either operating or finance leases in reference to the right-of-use asset arising from the head lease.
Finance lease receivables acquired in a business combination are initially recognized at an amount equal to the fair value of the underlying leased assets. Finance lease receivables outside of a business combination are initially measured at the net present value of the future lease payments and the unguaranteed residual values of the underlying assets, discounted using the interest rate implicit in the lease.
Finance lease income is subsequently recognized using the interest rate implicit in the lease. Operational finance lease income generated from physical assets in the normal course of operations is recorded as a component of revenue. Lease payments received for finance leases include both the finance income and a principal repayment of the finance lease receivable. Payments related to the principal repayment are not recognized in earnings and are classified as investing cashflows in the Consolidated Statements of Cash Flows.
Lease payments from operating leases are recognized in revenue on a straight-line basis and are fully recognized in earnings and operating cash flows in the Consolidated Statements of Cash Flows. Variable lease income represents lease payments that were uncertain and are excluded from measurement of the operating or finance lease and are comprised of non-minimum charges based on customer-usage or on flow-through costs incurred by Pembina in operating the leased assets. Variable lease income is recognized in the period the uncertainty is resolved. When the timing of lease income differs from when Pembina is entitled to the associated lease payment, a receivable or a deferred lease liability is recognized in the Consolidated Statement of Financial Position.
Impairment	Impairment
i) Non-Derivative Financial Assets
Impairment of financial assets carried at amortized cost is assessed using the lifetime expected credit loss of the financial asset at initial recognition and throughout the life of the financial asset. However, if credit risk has not increased significantly since initial recognition, impairment is assessed at the 12-month expected credit loss of the financial asset at the reporting date.
Impairment losses are recognized in earnings and reflected as a reduction in the related financial asset.
ii) Non-Financial Assets
Non-financial assets, other than inventory, assets arising from employee benefits, and deferred tax assets, are assessed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, the asset's recoverable amount is estimated.
Goodwill is assessed at each reporting date to determine whether there is any indication of impairment. In addition, goodwill is tested for impairment annually, or more frequently, if an impairment indicator exists.
For the purpose of impairment testing, assets that cannot be tested individually are grouped together into CGUs. CGUs are the smallest group of assets that generate cash inflows from the continued use of the related assets, and are largely independent from other assets. CGUs may incorporate integrated assets from multiple operating segments, which reflects the lowest level at which goodwill is monitored for management purposes. Goodwill acquired in a business combination is allocated to CGUs or groups of CGUs that are expected to benefit from the synergies of the combination. In determining CGUs, significant management judgment is required to assess what constitutes independent cash flows. When an impairment test is performed, the carrying value of a CGU or group of CGUs is compared to its recoverable amount. As such, the asset composition of a CGU or group of CGUs directly impacts both the carrying value and recoverability of the assets included therein.
An impairment loss is recognized if the carrying amount of an asset, CGU or group of CGUs exceeds its estimated recoverable amount. The estimated recoverable amount is determined as the higher of value in use and fair value less costs of disposal, by using either the income (cash flow) approach or comparable market transactions, if available. When using the income approach, management is required to make significant estimates and assumptions concerning future cash flows, which are impacted by energy transition considerations, access to global markets, and business contracting assumptions. In addition, when determining the appropriate discount rate, management is required to make assumptions concerning the current industry and economic environment, as well as asset and cash-flow specific risk premiums.
These estimates and assumptions are susceptible to change and may differ from actual future developments. This estimation uncertainty could impact quantified recoverable amounts; and therefore, any related impairment charges, which may be material.
Impairment losses are recognized in earnings. Impairment losses recognized in respect of a CGU (group of CGUs) are allocated first to reduce the carrying amount of any goodwill allocated to the CGU (group of CGUs), and then to reduce the carrying amounts of the other assets in the CGU (group of CGUs) on a pro rata basis.
For non-financial assets, excluding goodwill, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset's carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized. An impairment reversal is recognized in earnings under impairment (reversal) expense. An impairment loss in respect of goodwill is not reversed.
Goodwill that forms part of the carrying amount of an investment in an equity accounted investee is not recognized separately; and therefore, is not tested for impairment separately. Rather, the investment, including its respective goodwill, is tested for impairment as a single asset when there is objective evidence it may be impaired as a result of one or more events having occurred that could negatively impact the estimated future cash flows from the investment. If the investment does not generate cash flows that are largely independent of those from other Pembina assets, its carrying value is added to a CGU to which the investment relates.

Employee Benefits	Employee Benefits
i) Defined Benefit Pension Plans
Pembina's net obligation in respect of defined benefit pension plans is calculated separately for each plan by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods, discounted to determine its present value, less the fair value of any plan assets. The discount rate used to determine the present value is established by referencing market yields on high-quality corporate bonds on the measurement date with cash flows that match the timing and amount of expected benefits.
The calculation of the defined benefit obligation is performed each reporting period; however, the calculation of the actuarial funding valuation is performed, at a minimum, every three years by a qualified actuary using the actuarial cost method. The actuarial valuation is prepared using management's best estimates with respect to longevity, discount and inflation rates, compensation increases, market returns on plan assets, retirement and termination rates. When the calculation results in a benefit to Pembina, the recognized asset is limited to the present value of economic benefits available in the form of future expenses payable from the plan, any future refunds from the plan or reductions in future contributions to the plan.
Pembina recognizes all actuarial gains and losses arising from defined benefit plans in other comprehensive income and expenses related to defined benefit plans in earnings.
ii) Share-Based Payment Transactions
For equity settled share-based payment plans ("options"), the fair value of the share-based payment at grant date is recognized as an expense, with a corresponding increase in equity, over the period that the employees unconditionally become entitled to the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market vesting conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that meet the related service conditions at the vesting date.
The fair value of options are measured using the Black-Scholes formula on grant date. Measurement inputs include share price on measurement date, exercise price of the option, expected volatility (based on weighted average historic volatility adjusted for changes expected due to publicly available information), weighted average expected life of the option (based on historical experience and general option holder behavior), expected dividends, expected forfeitures and the risk-free interest rate (based on government bonds). Service and performance conditions attached to the transactions are not taken into account in determining fair value. The fair value of the long-term share unit award incentive plan and associated distribution units are measured based on the volume-weighted average price of Pembina's shares for the 20 days ending of the relevant financial year.
For cash settled share-based payment plans, the fair value of the amount payable to employees is recognized as an expense with a corresponding increase in liabilities, over the period that the employees unconditionally become entitled to payment. The liability is remeasured at each reporting date and at settlement date. The fair value is determined by using a model that takes into account the extent to which the employees have rendered services or performance conditions to date, share price volatility assumptions, and other market conditions which may impact the number of awards expected to be earned and vest. Any changes in the fair value of the liability are recognized as an expense in earnings.

Provisions	Provisions
A provision is recognized if, as a result of a past event, Pembina has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic resources will be required to settle the obligation. With regards to these potential obligations, Pembina considers environmental laws, regulations and interpretations by regulatory authorities in determining expected cash flows.
Provisions are measured at each reporting date based on the best estimate of the settlement amount. Where the effect of the time value of money is material, provisions are discounted at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount rate is recognized as accretion in finance costs.

Decommissioning Provision	Decommissioning Provision
Pembina's activities give rise to certain dismantling, decommissioning, environmental reclamation, and remediation obligations at the end of an asset's economic life. Decommissioning costs are recognized as part of the cost of the relevant asset. The unwinding of the discount is expensed as incurred and recognized in net finance costs. To measure the decommissioning provision, estimated future expected cash flows, including assumptions concerning inflation and anticipated changes in environmental laws and regulations, are discounted using a credit-adjusted risk-free rate. Changes in the estimated future expected cash flows used in measuring the decommissioning provision are added to or deducted from the cost of the respective asset to which the decommissioning provision relates.

Insurance Contracts	Insurance contracts
Pembina may issue parental guarantees and or letters of credit on behalf of the Company's joint ventures. Under the contracts, Pembina will reimburse the third party beneficiary of the contract in the event that the Company's joint ventures are unable to pay their obligations when due, and as a result are classified as insurance contracts. Pembina does not receive premiums from the counterparties for providing the insurance contract, and as a result the contracts are considered onerous. During 2023 and 2024, insurance contracts were issued on behalf of the Company's joint venture, Cedar LNG, however at as December 31, 2024, all of these contracts had been extinguished.
On initial recognition or when an insurance contract is modified, Pembina recognizes its share of the cost of providing the contract on behalf of the joint venture as an in-substance contribution to the joint venture. All other changes to the insurance liability are recognized in earnings. Pembina applies judgments to determine the future probability and expected cashflows related to its insurance contracts. During 2023 and 2024, these judgments included assessing different scenarios for the likelihood that the Cedar LNG project would reach a positive final investment decision ("FID") and assessing the potential cash outflows that Pembina would have been required to make under the different scenarios. A risk adjustment was then applied to the probability weighted cash outflows for the non-financial risks inherent in the scenarios, and a credit-adjusted discount rate was used to incorporate the financial risks of non-performance. Following positive FID, Cedar replaced the Pembina guarantees and letters of credit with Cedar's own security, Pembina's insurance contract obligations were extinguished, and a corresponding recovery was recognized in net finance costs.
Revenue	Revenue
Pembina recognizes revenue equal to the consideration that it is entitled to for satisfying a performance obligation to a customer.
Performance obligations in Pembina's contracts with customers include:
•promises to perform transportation, gas processing, fractionation, terminalling, and storage services over a specified contractual term and/or for a specified volume of commodities; and
•promises to transfer control of commodities to the customer at a specified time periods and locations.
Certain contracts may arise that require Pembina to apply significant judgment when identifying the contract's performance obligations where (i) Pembina is providing both services and commodities; (ii) Pembina is providing services and purchasing commodities from the same counterparty; or (iii) Pembina is both purchasing and selling commodities from the same counterparty.
In contracts where Pembina performs service-type activities to enhance the value of a product and is either purchasing or selling the product, identification of the performance obligations in the contract will depend on whether Pembina or the customer has control of the product when Pembina performs the service activity. If Pembina controls a product while performing the service activity that enhances the product, the service activity is for Pembina’s benefit and is not considered a performance obligation. As a result, any fees that Pembina receives from a supplier for performing a service for Pembina’s benefit are treated as a reduction in the purchase price of the product rather than as revenue, or in the case of a product sales contract, any fees related to performing the service are allocated to the product sales revenue rather than separately recognizing service revenues.
Other situations may have Pembina purchasing and subsequently selling a product without ever obtaining control of that product or selling and then subsequently repurchasing a product without ever losing control of the product. In these cases, Management will determine whether the substance of the arrangement is to provide a service to a customer where the net proceeds will be recognized as service revenue, or to receive a service where the net proceeds will be recognized as a cost outside of revenue.
Pembina disaggregates its revenue streams from contacts with customers into three categories based on the nature of the revenue generating activity and the certainty of the associated cashflows to be received from the customer. Information about the nature of the services provided, consideration received, and timing of the satisfaction of performance obligations for each category is discussed below.
i) Take-or-Pay
Transportation, processing, and other services
Pembina provides transportation, gas processing, fractionation, terminalling, and storage services under take-or-pay contracts. In a take-or-pay contract, Pembina is entitled to a minimum fee for the firm service promised to a customer over the contract period, regardless of actual volumes transported, processed, terminalled, or stored. This minimum fee is either a set fee for an annual minimum volume, or an annual minimum revenue requirement. In addition, the minimum fee may include variable consideration for operating or capital costs incurred by Pembina that are recovered from the customer. Estimating the variable consideration to be recognized involves judgment, particularly in assessing the risk of a significant revenue reversal. For contracts where management has identified multiple performance obligations, management estimates the stand-alone selling price of each performance obligation taking into consideration the location and volume of goods and services being provided, the market environment, and customer specific considerations.
Pembina satisfies its performance obligations and recognizes revenue for services under take-or-pay commitments when volumes are transported, processed, terminalled, stored, or capacity utilized. Make-up rights may arise when a customer does not fulfill their minimum volume commitment in a certain period but is allowed to use the delivery of past or future volumes to meet this commitment. These make-up rights are subject to expiry and have varying conditions associated with them. When contract terms allow a customer to exercise their make-up rights using firm volume commitments, revenue is not recognized until these make-up rights are used, expire, or management determines breakage has occurred. If Pembina bills a customer for unused service in an earlier period and the customer utilizes available make-up rights, Pembina records a refund liability for the amount to be returned to the customer through an annual adjustment process. For contracts where no make-up rights exist, revenue is recognized to take-or-pay levels once Pembina has an enforceable right to payment for the take-or-pay volumes. Make-up rights generally expire within a contract year and substantially all the related contract years follow the calendar year.
As a result of deferring revenue related to customer underutilization until the earlier of when the customer uses the volumes or the customers' make-up rights expire, a portion of cashflows received from the customer in early quarters of the year is deferred and not recognized in revenue until later quarters, although there is no impact on cash flows received from the customers.
When up-front payments or non-cash consideration is received in exchange for future services to be performed, revenue is deferred as a contract liability and recognized over the period the performance obligation is expected to be satisfied. Non- cash consideration is measured at fair value when received.
Operating services
When a contract has the effect of providing the customer with a lease over a Pembina-owned processing, transportation, or storage asset, Pembina remains responsible for operating and maintaining the asset over the contract term. Pembina’s promise to provide a service of operating a leased asset is a stand-ready performance obligation. Fixed fees earned for operating services are recognized evenly over the contract term and variable flow-through fees, including capital maintenance and turnaround charges, are recognized in the period the services are performed. When the timing of payments received in exchange for the services performed differs from when the work is performed and the revenue recognized, a contract asset or liability is recognized in the Consolidated Statement of Financial Position.
ii) Fee-for-Service
Fee-for-service revenue includes firm contracted revenue that is not subject to take-or-pay commitments and interruptible service. Pembina satisfies its performance obligations for transportation, gas processing, fractionation, terminalling, and storage as volumes of product are transported, processed, fractionated, terminalled, or stored. Revenue is based on a contracted fee and consideration is variable with respect to volumes. Payment is generally due in the month following Pembina's provision of service and revenue is recognized as the performance obligation is satisfied.
iii) Product Sales
Pembina's performance obligation in a product sale is to transfer control of a distinct product or products to the customer. Pembina satisfies its performance obligation on product sales and recognizes the associated revenue when the customer obtains control of the product, which may differ from when legal title or physical custody transfers. The determination of control requires judgments in determining who has the rights to direct the use of and obtain substantially all the remaining economic benefits from the specified product. Such judgments consider the specific nature and purposes of the product in relation to Pembina's operations and business model, the location and point of sale, and what purpose the product serves for the customer.
Product sale contracts that are concluded to be derivative instruments and that settle by physical delivery of the underlying commodity are not accounted for as revenue from contracts with customers. Rather, such derivative instruments are recorded on a net basis in revenue as 'Revenue from risk management and physical derivative contracts'.

Income Tax	Income Tax
Income tax expense comprises current and deferred tax. Current and deferred taxes are recognized in earnings except to the extent that they relate to a business combination, or items that are recognized directly in equity or in other comprehensive income.
Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for:
•Temporary differences relating to investments in subsidiaries and joint arrangements to the extent that it is probable that they will not reverse in the foreseeable future; and,
•Taxable temporary differences arising on the initial recognition of goodwill.
The measurement of deferred tax reflects the tax consequences that would follow the manner in which Pembina expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.
Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.
Deferred tax assets and liabilities are offset only if there is a legally enforceable right to offset, and they relate to income taxes levied by the same taxation authority on either: i) the same taxable entity; or ii) different taxable entities where the intent is to settle current tax liabilities and assets on a net basis, or where tax liabilities and assets will be realized simultaneously in each future period.
The calculation of the deferred tax asset or liability is based on assumptions about the timing of many taxable events and the enacted or substantively enacted rates anticipated to be applicable to income in the years in which temporary differences are expected to be realized or reversed. Deferred income tax assets are recognized to the extent that it is probable that the deductible temporary differences will be recoverable in future periods and estimates and judgment are used in assessing the recognition. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized. Estimates including, but not limited to, the timing of reversal and future taxability may differ on actual realization and may result in an income tax charge or credit in future periods.
In determining the amount of current and deferred tax, Pembina considers income tax exposures and whether additional taxes and interest may be due. This assessment relies on estimates and assumptions and may involve a series of judgments about future events. New information may become available that causes Pembina to change its judgment regarding the adequacy of existing tax liabilities, such changes to tax liabilities will impact tax expense in the period that such a determination is made.
As provided in the amendments to IAS 12, Pembina applies the mandatory exception to recognize and disclose information about deferred tax assets and liabilities related to Pillar Two income taxes. The mandatory exception has been applied retrospectively with no material impact to Pembina's Consolidated Financial Statements.

Segment Reporting	Segment Reporting
An operating segment is a component of Pembina that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Company's other components. All operating segments' operating results are reviewed regularly by Pembina's President and Chief Executive Officer ("CEO"), Senior Vice President and Chief Financial Officer ("CFO") and other Senior Vice Presidents ("SVPs") to make decisions about resources to be allocated to the segment and assess its performance, and for which discrete financial information is available.
Segment results that are reported to the CEO, CFO and other SVPs include items directly attributable to a segment as well as those that can be allocated on a reasonable basis.

New Standards and Interpretations Adopted in the Current Year	New Standards and Interpretations Adopted in the Current Year
i) Amendments to IAS 1 - Classification of Liabilities as Current or Non-current and Non-current Liabilities with Covenants
The Company adopted Amendments to IAS 1 Classification of Liabilities as Current or Non-current and Non-current Liabilities with Covenants effective January 1, 2024. The amendments did not have an impact on Pembina other than additional disclosure related to debt covenants (refer to Note 15 Long-Term Debt – Covenants for further information).
New Standards and Interpretations Not Yet Adopted	New Standards and Interpretations Not Yet Adopted
Pembina continually monitors for new accounting standards and amendments to existing accounting standards issued by the IASB. The new standards or amendments are not expected to have a material impact to Pembina’s financial statements except for the items outlined below.
i) IFRS 18 Presentation and Disclosure in Financial Statements ("IFRS 18")
IFRS 18 was issued in April 2024 and effective January 1, 2027, with early application permitted. The standard introduces key changes to the structure of the statement of earnings and comprehensive income, required disclosures for certain management-defined performance measures, and aggregation and disaggregation of line items in the financial statements. Pembina is currently reviewing the impact of this standard on its Consolidated Financial Statements.
ii) Amendments to IFRS 9 and IFRS 7 - Contracts referencing Nature-dependent Electricity ("Contracts referencing NDE")
Contracts referencing NDE was issued in December 2024 and effective January 1, 2026, with early adoption permitted. The amendments provide relief as it relates to accounting for contracts to purchase or sell electricity from nature-dependent sources such as wind and solar power, including clarifying the application of own-use requirements, permitting hedge accounting if these contracts are used as hedging instruments, and adding new disclosure to enable investors to understand the effect of these contracts to Pembina. Pembina is currently reviewing the impact of this amendment as it relates to Pembina's wind-based power purchase agreements.